Retained Earnings - Details of Retained Earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Legal reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings	$ 31,138	$ 146,812	$ 190,237
Cash Dividend [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings		$ 872,688	$ 1,309,032
Cash dividend, cash distribution per share		$ 1.2	$ 1.8
Cash Distribution from Capital Surplus [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings	$ 860,979
Cash dividend, cash distribution per share	$ 1.23